DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)				3 Months Ended		4 Months Ended		6 Months Ended	9 Months Ended
	Aug. 12, 2021	Aug. 12, 2021	Jan. 15, 2021	Dec. 31, 2020	Dec. 31, 2020	Jan. 31, 2021	Jan. 15, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Deferred underwriting fees									$ 299,000,000
Marketable securities				$ 53,508,000	$ 53,508,000				$ 5,005,000	$ 68,266,000
Northern Genesis Acquisition Corp II [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)									$ 10.00
Gross proceeds from proposed public offering			$ 414,000,000	14,490,000			$ 14,490,000		$ 14,490,000
Sale of warrants (in Shares)							6,686,667		6,686,667
Gross proceeds						$ 10,030,000			$ 10,030,000
Transaction cost				$ 23,221,415	$ 23,221,415	23,221,415			23,221,415
Underwriting fees						8,280,000			8,280,000
Deferred underwriting fees						14,490,000			14,490,000
Other offering cost						$ 451,415			$ 451,415
Percentage of assets held in the trust account				80.00%		80.00%			80.00%
Percentage of outstanding voting				50.00%		50.00%			50.00%
Share price (in Dollars per share)				$ 10.00	$ 10.00				$ 11.50
Net tangible assets				$ 5,000,001	$ 5,000,001	$ 5,000,001			$ 5,000,001
Aggregate public shares, percentage				15.00%		15.00%			15.00%
Percentage of redemption of public shares				100.00%		100.00%			100.00%
Redemption period upon closure									10 days
Net interest to dissolution expenses				$ 100,000		$ 100,000			$ 100,000
Trust account, description								$10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the interest which may be withdrawn to pay the Company’s tax obligation and up to	In order to protect the amounts held in the Trust Account, the Sponsor will agree to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the interest which may be withdrawn to pay the Company’s tax obligation and up to $100,000 for liquidation excepts, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account (even if such waiver is deemed to be unenforceable) and except as to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Operating bank accounts									$ 34,688
Marketable securities									414,028,694
Working capital deficit									(1,544,413)
Franchise taxes payable									150,000
Franchise taxes paid									28,694
Working capital loans		$ 1,000,000			$ 3,000,000		$ 3,000,000		1,000,000
Working capital loans outstanding									750,000
Sponsor total amount									3,000,000
Borrowed amount									$ 750,000
Trust Account [Member] | Northern Genesis Acquisition Corp II [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)						$ 10.00			$ 10.00
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business Combination, description						Following the closing of the Initial Public Offering on January 15, 2021, an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.
Business Combination [Member] | Northern Genesis Acquisition Corp II [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business Combination, description									Following the closing of the Initial Public Offering on January 15, 2021, an amount of $414,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and held as cash or invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.
Working capital loans									$ 3,000,000
Initial Public Offering [Member] | Northern Genesis Acquisition Corp II [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)			41,400,000				41,400,000
Shares issued price per share (in Dollars per share)			$ 10.00				$ 10.00
Share price (in Dollars per share)						$ 10.00			$ 10.00
Over-Allotment Option [Member] | Northern Genesis Acquisition Corp II [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)			5,400,000				5,400,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)						11.50
Private Placement [Member] | Northern Genesis Acquisition Corp II [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per share (in Dollars per share)						1.50			1.50
Sale of warrants (in Shares)				6,686,667
Price per warrant (in Dollars per share)						$ 1.50			$ 1.50
Deferred underwriting fees									$ 8,280,000
Share price (in Dollars per share)									$ 11.50
Working capital deficit									$ 1,080,000
Sponsor [Member] | Northern Genesis Acquisition Corp II [Member]
Description of Organization and Business Operations (Details) [Line Items]
Working capital loans	$ 1,000,000								$ 2,000,000